Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2012 Successor	Sep. 30, 2011 Successor	Sep. 30, 2012 Successor	Sep. 30, 2011 Successor	Jan. 25, 2011 Predecessor
Tax related to Pension and OPEB liability	$ (257)	$ 0	$ (10,315)	$ 0	$ (71)